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                                    Bramwell
                                     FUNDS

                                Quarterly Report
                                 March 31, 2004

                              BRAMWELL GROWTH FUND
                              BRAMWELL FOCUS FUND



                            "FOCUSED ON THE FUTURE,
                              GUIDED BY THE PAST"

                            The Bramwell Funds, Inc.
                                 1-800-BRAMCAP
                                 1-800-272-6227
                             WWW.BRAMWELLFUNDS.COM

                                    [PHOTO]
                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER

DEAR FELLOW SHAREHOLDERS:

INVESTMENT RESULTS - QUARTER ENDED MARCH 31, 2004
The equity markets moved indecisively in the first calendar quarter against a backdrop of economic and geopolitical uncertainty. Recent economic and corporate earnings reports since quarter-end, however, point to robust global earnings growth and U.S. job creation going forward. The BRAMWELL GROWTH FUND declined (0.41)% in the March quarter to $19.31 net asset value per share and the BRAMWELL FOCUS FUND was down (1.30)% to $9.09 net asset value per share. The S&P 500/R Stock Index rose 1.69% in the quarter. See tables for additional historical performance. For the last several quarters, value and small cap stocks have outperformed large cap growth stocks. Going forward we anticipate that fundamentally strong large growth companies with globally competitive products and services will achieve competitive performance.

The Growth Fund received a 4-Star Overall Morningstar Rating/TM (4 stars) in the U.S.-domiciled Large Growth fund category as of March 31, 2004 as well as 3 stars for the 3-year period and 4 stars for the 5-year period when rated against 983 and 633 Large Growth funds, respectively. The Focus Fund received a 3-Star Overall Morningstar Rating/TM (3 stars) as well as 3 stars for the 3-year period when rated against 983 Large Growth funds.(a)

COMMENTARY
The economy continued to expand strongly in the first quarter of 2004 spurred by low interest rates and reduced tax rates on earned and unearned income. Consumer spending was robust and business spending began to lift. Industries that contributed positively for the Growth Fund were healthcare services, financial services and restaurants. Top performing companies for the Growth Fund were Anthem, Wal-Mart, McDonald's, WellPoint, UnitedHealth, FedEx, Citigroup and AIG. Top performing industries for the Focus Fund were restaurants and financial, information processing and healthcare services. Top performing stocks for the Focus Fund were McDonald's, NCR, UnitedHealth, Cisco and Deere.

Technology stocks were weak in the quarter in terms of stock performance, but not in terms of earnings fundamentals. Weakness in technology stocks particularly hurt the Focus Fund where technology is overweighted. Poorly performing stocks for both funds included Intel and KLA-Tencor. Strengthening employment was not officially apparent until two days after quarter-end, after which many stocks positioned for longer than one quarter moved strongly to the upside, e.g., technology and retailing stocks. Stock prices generally move with earnings growth over time.

OUTLOOK
The profit outlook remains highly favorable to equities given accelerating sales on lean cost structures. Earnings are poised to surpass former highs set in 2000. Comments by technology companies, in particular, on first quarter conference calls suggest improved visibility for sustained rising global demand and capital expansion ahead.

--------------------------------------------------------------------------------
(a) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating/TM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating/TM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating/TM metrics. Morningstar ratings are proprietary and are not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. C/2004 Morningstar, Inc. All Rights Reserved.

A synchronized global expansion appears to be in the early stages as the standard of living rises around the world, especially in Asia. China and India have 2.3 billion people combined and as these markets become more open and less regulated and household incomes increase, the demand for all sorts of goods and services should, too - basic materials, consumer, industrial, financial and infrastructure products and services and technology. Large companies with global critical mass and financial strength should especially benefit. The development of consumer credit and mortgages should be especially beneficial to the sale of consumer appliances, cars and houses by supplying a financing mechanism other than cash - something Americans take for granted. In our opinion, the rapid expansion of a middle class in Asia is likely to be at least as important as the fall of the Berlin Wall in opening and penetrating large emerging markets.

Besides expanding geographically, the outlook for new products is bright, especially in technology, as we move into digital TVs, cameras, wireless phones, etc. We believe that the move to digital TV and flat plasma and LCD screens is likely to be as significant as the move to color from black and white was a generation ago.

Domestically, employment will continue to increase as profits improve, thereby bolstering demand for consumer products and offsetting any diminishing stimulus from consumer tax cuts. Low interest rates will continue to support housing, durable goods and capital spending. Interest rates are so low in absolute terms that they have a long way to rise before curtailing economic growth. Capacity utilization is rising and capacity expansion is just beginning and should continue into 2006-2007. In our opinion, the replacement and upgrade cycles, e.g., for PCs, is mostly ahead.

Valuations are attractive with a reciprocal of 25 on a 10-Year T-Note yielding 4% versus an 18 P/E in 2004 and 16 P/E in 2005 for the S&P 500/R Stock Index. More favorable consideration is also likely for dividend-paying stocks going forward.

FUND INFORMATION
Further information may be had from our Web site WWW.BRAMWELLFUNDS.COM including daily and historic performance as well as monthly portfolio holdings. Further information may also be had by calling 1-800-BRAMCAP (1-800-272-6227). The NASDAQ symbol for the Focus Fund is BRFOX and for the Growth Fund, BRGRX.

Sincerely,

/s/ Elizabeth R. Bramwell

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer

April 27, 2004

The outlook and opinions expressed above represent the views of the investment adviser as of April 27, 2004. They are subject to change, as are our portfolio holdings, as market and economic events unfold.

                              BRAMWELL GROWTH FUND
                                 MARCH 31, 2004

The BRAMWELL GROWTH FUND is a no-load, diversified fund that generally invests in a portfolio of 60-90 stocks of companies that the Adviser believes have above-average growth potential.

                            MAJOR INDUSTRY HOLDINGS
              ---------------------------------------------------
              Retailing                                     13.4%
              Financial Services                             13.0
              Electronics                                    12.4
              Healthcare Products                            11.7
              Restaurants                                     7.6
              Healthcare Services                             7.0
              Information Processing Equipment                6.6
              Industrial Products                             6.0
              Energy                                          4.7
              Transportation                                  3.8
                                                            -----
              Total                                         86.2%

                             MAJOR EQUITY HOLDINGS
              ---------------------------------------------------
              3M                                             3.1%
              Dell                                            3.0
              Wal-Mart                                        3.0
              Intel                                           2.6
              McDonald's                                      2.5
              Best Buy                                        2.5
              Citigroup                                       2.5
              UnitedHealth Group                              2.3
              American International Group                    2.2
              Walgreen                                        2.2
                                                            -----
              Total                                         25.9%

                         COMPARATIVE INVESTMENT RETURNS
                                   (3/31/04)
--------------------------------------------------------------------------------
                      March         One        Three        Five        Since
                        Q          Year        Years        Years     Inception*
--------------------------------------------------------------------------------
GROWTH
FUND                   (0.41)%     19.79%       (3.29)%     (0.84)%      10.88%
S&P 500/R
Stock Index             1.69       35.12         0.63       (1.20)       11.69

*From August 1, 1994.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                              BRAMWELL FOCUS FUND
                                 MARCH 31, 2004

The BRAMWELL FOCUS FUND is a no-load, non-diversified fund with a concentrated portfolio, normally comprised of 20-30 securities, that invests primarily in common stocks of companies that the Adviser believes have above-average growth potential. Because of its concentration, the Focus Fund should be regarded as a more aggressive portfolio than the Growth Fund in that the price movements of a single stock may have a greater positive or negative effect on overall portfolio performance.

                            MAJOR INDUSTRY HOLDINGS
              ---------------------------------------------------
              Electronics                                   21.3%
              Retailing                                      14.0
              Information Processing Equipment               13.3
              Financial Services                             13.1
              Restaurants                                     9.3
                                                            -----
              Total                                         71.0%

                             MAJOR EQUITY HOLDINGS
              ---------------------------------------------------
              Best Buy                                       4.6%
              Intel                                           4.6
              Deere & Co.                                     4.3
              Analog Devices                                  4.3
              J.P. Morgan Chase & Co.                         4.1
                                                            -----
              Total                                         21.9%

                         COMPARATIVE INVESTMENT RETURNS
                                   (3/31/04)
--------------------------------------------------------------------------------
                      March         One        Three        Since
                        Q          Year        Years     Inception*
--------------------------------------------------------------------------------
FOCUS FUND             (1.30)%     17.59%       (3.92)%     (1.96)%
S&P 500/R
Stock Index             1.69       35.12         0.63       (2.80)

*From October 31, 1999.

The annual expense ratios for both Funds are contractually capped at 1.75% by their adviser through June 30, 2005, after which time, the expense limitations may be terminated or revised. The agreement to cap the expense ratio of the Growth Fund favorably affected performance through June 30, 1997 and has favorably affected the performance of the Focus Fund since inception.

Returns for the Funds include the reinvestment of all dividends and are net of expenses. Returns for periods greater than one year are compound average annual rates of return. Past performance is not predictive of future performance. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

                              BRAMWELL GROWTH FUND

              PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

                                                    SHARES         MARKET VALUE
                                                    ------         ------------
COMMON STOCKS - 97.14%

AUTOMOTIVE/HEAVY EQUIPMENT - 2.29%
American Axle & Manufacturing
  Holdings, Inc.*                                     50,000      $  1,842,500
Dana Corp.                                            60,000         1,191,600
Deere & Co.                                           35,000         2,425,850
                                                                 -------------
                                                                     5,459,950
                                                                 -------------
CHEMICALS/METALS - 2.79%
Freeport-McMoRan Copper &
  Gold, Inc.                                          15,000           586,350
Inco Ltd.*                                            60,000         2,077,800
Phelps Dodge Corp.*                                   15,000         1,224,900
Praxair, Inc.                                         75,000         2,784,000
                                                                 -------------
                                                                     6,673,050
                                                                 -------------
COMMUNICATIONS - 1.63%
Broadcom Corp.*                                       15,000           587,550
Cisco Systems, Inc.*                                 140,000         3,292,800
                                                                 -------------
                                                                     3,880,350
                                                                 -------------
CONSUMER PRODUCTS - 2.33%
Colgate-Palmolive Co.                                 16,000           881,600
Corn Products International, Inc.                     25,000         1,000,000
Procter & Gamble Co.                                  35,000         3,670,800
                                                                 -------------
                                                                     5,552,400
                                                                 -------------
ELECTRONICS - 12.37%
Analog Devices, Inc.                                  85,000         4,080,850
Applied Materials, Inc.*                             120,000         2,565,600
Flextronics International Ltd.*                       25,000           430,500
Intel Corp.                                          230,000         6,256,000
KLA-Tencor Corp.*                                     63,000         3,172,050
Linear Technology Corp.                               75,000         2,776,500
MKS Instruments, Inc.*                                50,000         1,200,500
Maxim Integrated Products, Inc.                       55,000         2,589,950
Taiwan Semiconductor
  Manufacturing Co. Ltd.* - ADR                      220,000         2,296,800
Texas Instruments, Inc.                              142,500         4,163,850
                                                                 -------------
                                                                    29,532,600
                                                                 -------------

                                                    SHARES         MARKET VALUE
                                                    ------         ------------
ENERGY - 4.74%
Burlington Resources, Inc.                            21,500      $  1,368,045
Devon Energy Corp.                                    22,000         1,279,300
EOG Resources, Inc.                                   27,000         1,239,030
ExxonMobil Corp.                                      90,000         3,743,100
Nabors Industries Ltd.*                               30,000         1,372,500
Patterson-UTI Energy, Inc.*                           59,200         2,096,272
Peabody Energy Corp.                                   5,000           232,550
                                                                 -------------
                                                                    11,330,797
                                                                 -------------
FINANCIAL SERVICES - 13.02%
American Express Co.                                  85,000         4,407,250
American International Group, Inc.                    75,000         5,351,250
Chicago Mercantile Exchange                           10,000           967,400
Citigroup, Inc.                                      115,000         5,945,500
Goldman Sachs Group, Inc.                             35,000         3,652,250
J.P. Morgan Chase & Co.                               95,000         3,985,250
SLM Corp.                                             40,000         1,674,000
Wells Fargo & Co.                                     90,000         5,100,300
                                                                 -------------
                                                                    31,083,200
                                                                 -------------
HEALTHCARE PRODUCTS - 11.69%
Abbott Laboratories                                   60,000         2,466,000
Amgen, Inc.*                                          82,000         4,769,940
Gilead Sciences, Inc.*                                40,000         2,230,800
Medtronic, Inc.                                      110,000         5,252,500
Novartis AG - ADR                                     60,000         2,556,000
Pfizer, Inc.                                         120,000         4,206,000
Serono SA - ADR                                       35,000           538,650
Stryker Corp.                                         25,000         2,213,250
Zimmer Holdings, Inc.*                                50,000         3,689,000
                                                                 -------------
                                                                    27,922,140
                                                                 -------------
HEALTHCARE SERVICES - 7.01%
Anthem, Inc.*                                         55,000         4,985,200
Cardinal Health, Inc.                                 20,000         1,378,000
UnitedHealth Group, Inc.                              85,000         5,477,400
WellPoint Health Networks, Inc.*                      43,000         4,889,960
                                                                 -------------
                                                                    16,730,560
                                                                 -------------

                                                    SHARES         MARKET VALUE
                                                    ------         ------------
INDUSTRIAL PRODUCTS - 6.01%
3M                                                    90,000      $  7,368,300
General Electric Co.                                 100,000         3,052,000
Molex, Inc., Class A                                 150,981         3,931,545
                                                                 -------------
                                                                    14,351,845
                                                                 -------------
INFORMATION PROCESSING
  EQUIPMENT - 6.57%
Dell Inc.*                                           215,000         7,228,300
EMC Corp.*                                           170,000         2,313,700
International Business
  Machines Corp.                                      55,000         5,051,200
NCR Corp.*                                            25,000         1,101,500
                                                                 -------------
                                                                    15,694,700
                                                                 -------------
INFORMATION PROCESSING
  SOFTWARE - 0.84%
Microsoft Corp.                                       80,000         1,997,600
                                                                 -------------

MEDIA - 1.12%
Clear Channel Communications, Inc.                    35,000         1,482,250
Dow Jones & Co., Inc.                                 25,000         1,197,750
                                                                 -------------
                                                                     2,680,000
                                                                 -------------
RESTAURANTS - 7.56%
Applebee's International, Inc.                        90,000         3,721,500
Cheesecake Factory, Inc.*                             80,250         3,701,933
McDonald's Corp.                                     210,000         5,999,700
Performance Food Group Co.*                           10,000           343,500
SYSCO Corp.                                          110,000         4,295,500
                                                                 -------------
                                                                    18,062,133
                                                                 -------------
RETAILING - 13.41%
Best Buy Co., Inc.                                   115,000         5,947,800
Coach, Inc.*                                          35,000         1,434,650
Family Dollar Stores, Inc.                            15,000           539,250
J.C. Penney Co., Inc.                                 75,000         2,608,500
Lowe's Companies, Inc.                                50,000         2,806,500
PETsMART, Inc.                                        10,000           272,600
Staples, Inc.*                                       100,000         2,539,000
Tiffany & Co.                                         90,000         3,435,300
Wal-Mart Stores, Inc.                                120,000         7,162,800
Walgreen Co.                                         160,000         5,272,000
                                                                 -------------
                                                                    32,018,400
                                                                 -------------

                                                    SHARES         MARKET VALUE
                                                    ------         ------------
TRANSPORTATION - 3.76%
FedEx Corp.                                           55,000      $  4,133,800
Union Pacific Corp.                                   40,000         2,392,800
United Parcel Service, Inc.                           35,000         2,444,400
                                                                 -------------
                                                                     8,971,000
                                                                 -------------
TOTAL COMMON STOCKS
(Cost $179,802,489)                                                231,940,725
                                                                 -------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                  -----------
VARIABLE RATE
DEMAND NOTE - 2.38%
U.S. Bancorp, 0.84%                               $5,677,000         5,677,000
                                                                 -------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,677,000)                                                    5,677,000
                                                                 -------------
TOTAL INVESTMENTS - 99.52%
(Cost $185,479,489)                                                237,617,725

OTHER ASSETS LESS LIABILITIES - 0.48%                                1,159,077
                                                                 -------------
NET ASSETS - 100.00%
(12,366,630 shares outstanding)                                   $238,776,802
                                                                 =============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $19.31
                                                                 =============

* Non-income producing security

                              BRAMWELL FOCUS FUND

             PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

                                                    SHARES         MARKET VALUE
                                                    ------         ------------
COMMON STOCKS - 93.80%

AUTOMOTIVE/HEAVY EQUIPMENT - 4.32%
Deere & Co.                                            7,000        $  485,170
                                                                 -------------
CHEMICALS/METALS - 2.78%
Inco Ltd.*                                             9,000           311,670
                                                                 -------------
CONSUMER PRODUCTS - 1.42%
Corn Products International, Inc.                      4,000           160,000
                                                                 -------------
ELECTRONICS - 21.31%
Analog Devices, Inc.                                  10,000           480,100
Applied Materials, Inc.*                              15,000           320,700
Intel Corp.                                           19,000           516,800
KLA-Tencor Corp.*                                      8,000           402,800
Linear Technology Corp.                                8,000           296,160
Maxim Integrated Products, Inc.                        8,000           376,720
                                                                 -------------
                                                                     2,393,280
                                                                 -------------
EMPLOYEE STAFFING - 2.10%
Robert Half International, Inc.*                      10,000           236,200
                                                                 -------------
FINANCIAL SERVICES - 13.13%
American Express Co.                                   8,000           414,800
American International Group, Inc.                     4,000           285,400
Goldman Sachs Group, Inc.                              3,000           313,050
J.P. Morgan Chase & Co.                               11,000           461,450
                                                                 -------------
                                                                     1,474,700
                                                                 -------------
HEALTHCARE PRODUCTS - 3.29%
Zimmer Holdings, Inc.*                                 5,000           368,900
                                                                 -------------
HEALTHCARE SERVICES - 2.87%
UnitedHealth Group, Inc.                               5,000           322,200
                                                                 -------------
INDUSTRIAL PRODUCTS - 2.19%
3M                                                     3,000           245,610
                                                                 -------------
INFORMATION PROCESSING
  EQUIPMENT - 13.31%
Dell Inc.*                                            11,000           369,820
EMC Corp.*                                            30,000           408,300
International Business
  Machines Corp.                                       3,000           275,520
NCR Corp.*                                            10,000           440,600
                                                                 -------------
                                                                     1,494,240
                                                                 -------------

                                                    SHARES         MARKET VALUE
                                                    ------         ------------
RESTAURANTS - 9.33%
Applebee's International, Inc.                         5,000          $206,750
Cheesecake Factory, Inc.*                              3,000           138,390
McDonald's Corp.                                      15,000           428,550
SYSCO Corp.                                            7,000           273,350
                                                                 -------------
                                                                     1,047,040
                                                                 -------------
RETAILING - 14.02%
Best Buy Co., Inc.                                    10,000           517,200
Coach, Inc.*                                           8,000           327,920
J.C. Penney Co., Inc.                                 10,000           347,800
Staples, Inc.*                                        15,000           380,850
                                                                 -------------
                                                                     1,573,770
                                                                 -------------
TRANSPORTATION - 3.73%
United Parcel Service, Inc.                            6,000           419,040
                                                                 -------------
TOTAL COMMON STOCKS
(Cost $9,482,408)                                                   10,531,820
                                                                 -------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                  -----------
VARIABLE RATE
DEMAND NOTE - 2.44%
U.S. Bancorp, 0.84%                                 $274,000           274,000
                                                                 -------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $274,000)                                                        274,000
                                                                 -------------
TOTAL INVESTMENTS - 96.24%
(Cost $9,756,408)                                                   10,805,820

OTHER ASSETS LESS LIABILITIES - 3.76%                                  422,346
                                                                 -------------
NET ASSETS - 100.00%
(1,234,744 shares outstanding)                                     $11,228,166
                                                                 =============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $9.09
                                                                 =============
* Non-income producing security

                                     [LOGO]
                                    Bramwell
                                     FUNDS

                               BOARD OF DIRECTORS

                           ELIZABETH R. BRAMWELL, CFA
               President, Chief Investment and Financial Officer
                            The Bramwell Funds, Inc.

                             CHARLES L. BOOTH, JR.
                      Former Executive Vice President and
                            Chief Investment Officer
                           The Bank of New York, Inc.

                                GEORGE F. KEANE
                               President Emeritus
                                The Common Fund

                                JAMES C. SARGENT
                              Former Commissioner
                        Securities & Exchange Commission

                             MARTHA R. SEGER, PH.D.
                                Former Governor
                             Federal Reserve Board

                                     [LOGO]
                                    Bramwell
                                     FUNDS

                         1-800-BRAMCAP (1-800-272-6227)
                             WWW.BRAMWELLFUNDS.COM

                                    OFFICERS
                           ELIZABETH R. BRAMWELL, CFA
                          President, Chief Investment
                             and Financial Officer

                               DONALD G. ALLISON
                            Secretary and Treasurer

                              MARGARET A. BANCROFT
                              Assistant Secretary

                               INVESTMENT ADVISER
                       Bramwell Capital Management, Inc.

                                 ADMINISTRATOR
                            UMB Fund Services, Inc.

                                    COUNSEL
                                  Dechert LLP

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP

                                   CUSTODIAN
                                U.S. Bank Trust

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC


     ----------------------------------------------------------------------
     This financial statement is submitted for the general information of the shareholders of the Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-412-0404